Earnings per share - diluted earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Net profit attributable to owners of the parent	€ 3,491	€ 1,803	€ 334
Weighted average number of shares outstanding (in shares)	1,535,988	1,513,019	1,510,555
Number of shares deployable for share-based compensation (in shares)	20,318	13,357	3,452
Weighted average number of shares outstanding for diluted earnings per share (in shares)	1,556,306	1,526,376	1,514,007
Diluted earnings per share (in EUR per share)	€ 2.24	€ 1.18	€ 0.22
Net profit from continuing operations attributable to owners of the parent	€ 3,491	€ 1,803	€ 83
Diluted earnings per share from continuing operations (in EUR per share)	€ 2.24	€ 1.18	€ 0.05
Net profit from discontinued operations attributable to owners of the parent	€ 0	€ 0	€ 251
Diluted earnings per share from discontinued operations (in EUR per share)	€ 0.00	€ 0.00	€ 0.17